Leases (Lease Terms and Discount Rates) (Details)	Dec. 31, 2020	Dec. 31, 2019
Weighted-average remaining lease term (years)
Finance leases	9 months 18 days	1 year 4 months 24 days
Operating leases	6 years 9 months 18 days	7 years
Weighted-average discount rate (%)
Finance leases	3.10%	3.21%
Operating leases	2.79%	3.12%